SIGNIFICANT ACCOUNTING POLICIES (Schedule of Deferred Revenue Balances by Segments) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY item		Dec. 31, 2012 CNY item	Dec. 31, 2014 Beijing Ambow Online Software Co Ltd [Member] CHINA [Member]	Dec. 31, 2014 Tianjin Ambow Yuhua Software Co Ltd[Member] CHINA [Member]	Dec. 31, 2014 Shandong Software Companies [Member] CHINA [Member]	Dec. 31, 2014 Suzhou Yisi Chuangyi Technology Co Ltd [Member] CHINA [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Career Enhancement [Member] CNY	Dec. 31, 2013 Career Enhancement [Member] CNY	Dec. 31, 2014 K12 Schools [Member] CNY	Dec. 31, 2013 K12 Schools [Member] CNY	Dec. 31, 2014 Tutoring [Member] CNY	Dec. 31, 2013 Tutoring [Member] CNY
Significant Accounting Policies [Line Items]
Number of reportable segments	3	3		4		4
Period of recognizing revenue from online programs											1 month	3 months
Deferred revenue balances	$ 18,850	116,959		108,290									37,360	32,606	54,757	42,573	24,842	33,111
VAT (as a percent)							17.00%	17.00%	17.00%	17.00%
Percentage of net revenues over which VAT paid is entitled for refund on fulfillment of certain criteria							3.00%	3.00%	3.00%	3.00%
Value added tax refundable		24,811	[1]	25,012	[1]
Bad debt provisions on VAT refundable		24,811
Software products sale						66,886

[1]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online and the tax authority, as disclosed in Note 17(c), the Group provided a full provision amounting to RMB 24,811 as of December 31, 2014.